Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consists of the following:

	December 31,
(in thousands)	2024	2023

Cost:
Laboratory equipment	$2,094	$2,387
Computers	462	342
Office furniture & equipment	124	249
Leasehold improvements	947	1,431
Total cost	3,627	4,409
Accumulated depreciation:
Laboratory equipment	1,969	1,887
Computers	328	264
Office furniture & equipment	40	41
Leasehold improvements	665	678
Total accumulated depreciation	3,002	2,870
Depreciated cost	$625	$1,539